Exceptional items and remeasurements - Narrative (Details) - GBP (£) £ in Millions					1 Months Ended		12 Months Ended				29 Months Ended	36 Months Ended
	Oct. 01, 2024	Jan. 31, 2023	Oct. 07, 2022	May 25, 2022	May 31, 2024	Nov. 30, 2021	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2024	Mar. 31, 2024
Disclosure Of Exceptional Items [Line Items]
Assets (liabilities)							£ 37,826	£ 29,892			£ 29,892	£ 29,892
Transformation programe, period							4 years
Cash outflows relating to restructuring activities, operating activities								53	£ 85
Weighted average duration of cash flows							10 years
Impairment							£ 303	0
Cash outflow for transaction and separation costs								33
Cost efficiency programme, annual savings, target						£ 400
Cost efficiency programme, period						3 years
Cash inflows relating to insurance recovery								92	£ 79
UK Electricity System Operator
Disclosure Of Exceptional Items [Line Items]
Consideration paid (received)	£ 673
Gain on sale	187
Assets and liabilities classified as held for sale | UK Electricity System Operator
Disclosure Of Exceptional Items [Line Items]
Provisions	347							£ 498			498	498
Assets (liabilities)	£ 486
Millennium Pipeline Company, LLC
Disclosure Of Exceptional Items [Line Items]
Consideration paid (received)			£ 497
Other environment related provision
Disclosure Of Exceptional Items [Line Items]
Real discount rate (in percent)							2.00%	1.50%	1.50%	0.50%
Weighted average duration of cash flows									10 years 6 months
Other environment related provision | US
Disclosure Of Exceptional Items [Line Items]
Real discount rate (in percent)							2.00%	1.50%
Weighted average duration of cash flows							10 years
Other environment related provision | UK
Disclosure Of Exceptional Items [Line Items]
Real discount rate (in percent)							1.00%	1.00%
National Grid Renewables | Assets and liabilities classified as held for sale
Disclosure Of Exceptional Items [Line Items]
Assets (liabilities)							£ 1,420
Grain LNG | Assets and liabilities classified as held for sale
Disclosure Of Exceptional Items [Line Items]
Assets (liabilities)							774
The Narragansett Electric Company
Disclosure Of Exceptional Items [Line Items]
Consideration paid (received)				£ 3,100
Assets (liabilities)				£ 2,700
UK Gas Transmission business
Disclosure Of Exceptional Items [Line Items]
Proportion of ownership interest disposed		100.00%
Exceptional items
Disclosure Of Exceptional Items [Line Items]
Expense of restructuring activities							74	£ 0	£ 0
Changes in environmental provisions							146	(496)	176
Transaction, separation and integration costs							65	44	117			£ 340
Cash outflow for transaction and separation costs					£ 6				84
Cost efficiency programme							0	65	100		£ 142
IFA fire							0	92	130
Exceptional items | Major Transformation Programme
Disclosure Of Exceptional Items [Line Items]
Expense of restructuring activities							74
Cash outflows relating to restructuring activities, operating activities							62
Exceptional items | UK Electricity System Operator
Disclosure Of Exceptional Items [Line Items]
Gain on sale							187	0	0
Exceptional items | Millennium Pipeline Company, LLC
Disclosure Of Exceptional Items [Line Items]
Net gain on disposal							0	0	335
Proportion of ownership interest disposed			26.25%
Exceptional items | Other environment related provision
Disclosure Of Exceptional Items [Line Items]
Changes in environmental provisions							64
Exceptional items | Other environment related provision | US
Disclosure Of Exceptional Items [Line Items]
Changes in environmental provisions							82		165
Exceptional items | Other environment related provision | UK
Disclosure Of Exceptional Items [Line Items]
Changes in environmental provisions									11
Exceptional items | National Grid Renewables
Disclosure Of Exceptional Items [Line Items]
Transaction, separation and integration costs					26
Impairment							31
Exceptional items | Grain LNG
Disclosure Of Exceptional Items [Line Items]
Transaction, separation and integration costs					£ 8
Exceptional items | The Narragansett Electric Company
Disclosure Of Exceptional Items [Line Items]
Transaction, separation and integration costs								11	39
Net gain on disposal							0	0	511
Exceptional items | UK Gas Transmission business
Disclosure Of Exceptional Items [Line Items]
Transaction, separation and integration costs								6	38
Exceptional items | National Grid Electricity Distribution
Disclosure Of Exceptional Items [Line Items]
Transaction, separation and integration costs								£ 27	£ 40
Exceptional items and remeasurements | Community Offshore Wind LLC
Disclosure Of Exceptional Items [Line Items]
Impairment							£ 303